Eaton Vance Management

Two International Place

Boston, MA  02110

(617)482-8260

www.eatonvance.com

July 21, 2014

Securities and Exchange Commission

100 F Street, NE

Washington, DC  20549

Attn:  Office of Filings, Information & Consumer Services

Re:

Eaton Vance Mutual Funds Trust (the “Registrant”) (1933 Act File No. 002-90946)

on behalf of Parametric Dividend Income Fund (the “Fund”)

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing is an exhibit containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement dated July 10, 2014 to the Statutory Prospectus dated March 25, 2014 of the Fund.  The purpose of the filing is to submit the 497(e) filing dated July 10, 2014 in XBRL for the Fund.

Please contact me at (617) 672-8626, or fax number (617) 672-1055 if you have any questions or comments.

Very truly yours,

/s/ Courtney Clark

Courtney Clark

Senior Fund Regulatory Specialist